Risk management - Schedule of exposure and impairment losses by stage (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) tranches	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Exposure and impairment losses
Number of tranches | tranches	4
Maximum exposure to credit risk	€ 953,919	€ 949,583	€ 903,646
Impairment losses	22,778	22,854	22,125
Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	843,297	850,779	802,967
Impairment losses	3,592	3,807	4,149
Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	76,784	66,196	69,968
Impairment losses	5,055	5,195	5,103
Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	33,838	32,608	30,711
Impairment losses	14,131	13,852	12,873
From AAA to AA-
Exposure and impairment losses
Maximum exposure to credit risk	149,326	173,946	190,278
From AAA to AA- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	147,065	172,440	188,434
From AAA to AA- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	2,261	1,506	1,844
From AAA to AA- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From A+ to BB
Exposure and impairment losses
Maximum exposure to credit risk	435,359	404,685	388,962
From A+ to BB | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	421,449	394,084	377,008
From A+ to BB | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	13,910	10,601	11,954
From A+ to BB | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
From BB- to B-
Exposure and impairment losses
Maximum exposure to credit risk	304,191	305,109	278,071
From BB- to B- | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	262,954	272,456	233,779
From BB- to B- | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	41,237	32,653	44,292
From BB- to B- | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	0	0	0
CCC and below
Exposure and impairment losses
Maximum exposure to credit risk	65,043	65,843	46,335
CCC and below | Stage 1 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	11,829	11,799	3,746
CCC and below | Stage 2 and 3 | Financial instruments not credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	19,376	21,436	11,878
CCC and below | Stage 2 and 3 | Financial instruments credit-impaired
Exposure and impairment losses
Maximum exposure to credit risk	€ 33,838	€ 32,608	€ 30,711